Revenues (Details) - Schedule of contract fulfillment assets $ in Thousands	Dec. 31, 2020 USD ($)
Schedule of contract fulfillment assets [Abstract]
Contract fulfillment assets from contract with Customer B – 316 thousand USD of this amount related to 2019 (see note 18d)	$ 1,130